Segment Information (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 11,551	$ 12,978
Annuities
Segment Reporting Information [Line Items]
Total assets	9,165	10,745
Life
Segment Reporting Information [Line Items]
Total assets	1,767	1,863
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	$ 619	$ 370